Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	112,854,026	84,016,892
Common Stock, Shares, Outstanding	112,854,026	84,016,892
Long-Term Debt [Member]
Debt Issuance Costs, Net	$ 9,458	$ 8,508
Capital Lease Obligations [Member]
Debt Issuance Costs, Net	$ 73	$ 98